Cost of sales	12 Months Ended
Dec. 31, 2023
Disclosure of cost of sales [Abstract]
Cost of sales
Note 5 – Cost of sales

	Year ended December 31,
	2 0 2 3	2 0 2 2		2 0 2 1		2 0 2 3
	NIS	NIS		NIS		US Dollars

Purchases	377,013		310,324		269,888	103,947
Marine transportation	17,039		27,486		20,701	4,698
Maintenance	10,515		9,854		8,714	2,899
Outsourced packing	3,195	(*)	2,230	(*)	2,796	881
Transportation	3,120		2,972		3,063	860
Salaries and related expenses	2,800		1,206		-	772
Depreciation and amortization	2,562		2,421		2,180	706
Packing materials	1,746	(*)	1,075		-	481
Other costs and expenses	3,101	(*)	2,960	(*)	2,733	855
	421,091		360,528		310,075	116,099
Changes in inventories of finished products	1,604		(5,300)		5,845	442
	422,695		355,228		315,920	116,541